Goodwill, Spectrum Licenses and Other Intangible Assets - Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0
Indefinite-lived intangible asset impairment	0	0
Gross Amount	1,460,000,000	1,457,000,000
Accumulated Amortization	(1,243,000,000)	(1,081,000,000)
Net Amount	217,000,000	376,000,000
Amortization expense for intangible assets	163,000,000	220,000,000	$ 276,000,000
Future Amortization Expense
2018	105,000,000
2019	52,000,000
2020	35,000,000
2021	14,000,000
2022	4,000,000
Thereafter	7,000,000
Net Amount	217,000,000	376,000,000
Customer lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,104,000,000	1,104,000,000
Accumulated Amortization	(1,016,000,000)	(894,000,000)
Net Amount	88,000,000	210,000,000
Future Amortization Expense
Net Amount	$ 88,000,000	210,000,000
Customer lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life (in years)	6 years
Trademarks and patents
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 307,000,000	303,000,000
Accumulated Amortization	(192,000,000)	(156,000,000)
Net Amount	115,000,000	147,000,000
Future Amortization Expense
Net Amount	$ 115,000,000	147,000,000
Trademarks and patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life (in years)	19 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 49,000,000	50,000,000
Accumulated Amortization	(35,000,000)	(31,000,000)
Net Amount	14,000,000	19,000,000
Future Amortization Expense
Net Amount	$ 14,000,000	$ 19,000,000
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life (in years)	28 years